Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 804	$ 827
Less unrecognized tax benefit	(195)	(180)
Tax loss carryforwards net of unrecognized tax benefit	609	647
Inventory valuation	29	22
Impairment and restructuring charges	20	15
Fixed asset depreciation in arrears	34	44
Capitalized development costs	91	80
Receivables for government funding	7	5
Tax credits granted on past capital investments	1,165	1,156
Pension service costs	68	73
Commercial accruals	19	21
Other temporary differences	92	86
Total deferred tax assets	2,134	2,149
Valuation allowances	(1,577)	(1,585)
Deferred tax assets, net	557	564
Accelerated fixed asset depreciation	(10)	(16)
Acquired intangible assets	(8)	(11)
Advances of government funding	(16)	(16)
Other temporary differences		(8)
Deferred tax liabilities	(34)	(51)
Net deferred income tax asset	$ 523	$ 513